Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–85.59%
Alabama–1.16%
Alabama (State of) Public Housing Authorities; Series 2003 B, RB (INS - AGM)(a)	4.45%	01/01/2024	$ 90	$ 90,213
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, RB (INS - SGI)(a)	4.38%	06/01/2028	10	10,028
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	12,000	13,705,948
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	5,827,950
Daleville (City of), AL Board of Education; Series 2013, Ref. Wts.	2.80%	10/01/2022	185	185,331
Florence (City of), AL; Series 2012, Ref. GO Bonds	5.00%	09/01/2022	770	798,269
Health Care Authority for Baptist Health; Series 2006 D, RB	5.00%	11/15/2021	670	672,086
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Wts. (INS - SGI)(a)	4.25%	09/01/2022	10	10,029
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD RB (LOC - Bank Of America, N.A.)(c)(d)(e)	0.05%	05/01/2041	15,940	15,940,000
				37,239,854
Alaska–0.06%
Alaska (State of) International Airports System; Series 2010 A, Ref. RB(f)	5.00%	10/01/2026	2,060	2,069,628
Arizona–0.80%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,354
Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(a)	4.50%	07/01/2024	25	25,080
Phoenix (City of), AZ Industrial Development Authority (Mayo Clinic); Series 2014 A, VRD RB(d)	0.01%	11/15/2052	17,385	17,385,000
Pima (County of), AZ; Series 2011, GO Bonds	5.00%	07/01/2022	500	501,978
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	150	161,512
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	275	287,655
Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,737,563
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(a)	4.38%	06/01/2024	10	10,030
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	1,595	1,732,181
Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(c)	3.90%	09/01/2024	710	739,441
				25,685,794
California–8.96%
Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(a)	6.75%	09/01/2023	5,650	6,043,532
Anaheim (City of), CA Housing & Public Improvements Authority; Series 2016, Ref. RB(b)(g)	5.00%	10/01/2021	1,280	1,300,765
Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(a)	6.00%	09/01/2024	4,495	4,928,254
Barstow (City of), CA Redevelopment Agency Successor Agency (Project Area No. 1); Series 2004, RB (INS - AGM)(a)	4.70%	09/01/2022	20	20,067
Bay Area Toll Authority; Series 2007 D2, VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.01%	04/01/2047	10,200	10,200,000
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A);
Series 2013 B, RB	5.00%	09/01/2022	450	476,109
Series 2013 B, RB	5.00%	09/01/2023	475	523,922
California (State of);
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(b)(h)	0.84%	06/01/2021	4,000	4,000,000
Series 2019, Ref. GO Bonds	5.00%	04/01/2022	5,255	5,470,819
California (State of) Department of Water Resources (Central Valley); Series 2014 AT, RB (SIFMA Municipal Swap Index + 0.37%)(b)(h)	0.40%	12/01/2022	12,965	12,996,089
California (State of) Educational Facilities Authority (California Institute of Technology); Series 2006 A, VRD RB(d)	0.02%	10/01/2036	40,500	40,500,000
California (State of) Health Facilities Financing Authority (Scripps Health);
Series 2012 A, RB	5.00%	11/15/2025	290	296,118
Series 2012 A, RB	5.00%	11/15/2027	355	362,456
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds); Series 2017, RB(c)(f)(i)	7.00%	07/01/2022	570	370,500
California (State of) Public Finance Authority (Enso Village); Series 2021 B-3, RB(c)	2.13%	11/15/2027	5,000	5,041,174
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,512
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	$ 580	$ 606,480
Howell Mountain Elementary School District; Series 2007, GO Bonds (INS - AGM)(a)(j)	0.00%	08/01/2027	1,080	919,982
Imperial (City of), CA Irrigation District; Series 2012 A, Ref. RB	5.00%	11/01/2027	225	240,138
Industry (City of), CA Public Facilities Authority (Transportation-Distribution-Industrial Redevelopment Project No. 3); Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	01/01/2025	40	40,947
Inglewood Unified School District School Facilities Financing Authority (Inglewood Unified School District General Obligation Bond Program); Series 2007, RB (INS - AGM)(a)	5.25%	10/15/2021	495	503,602
Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(a)	4.75%	10/01/2024	10	10,031
Los Angeles (City of), CA; Series 2010 A, RB	5.00%	06/01/2028	1,350	1,361,944
Los Angeles (City of), CA Department of Airports; Series 2012 B, RB	5.00%	05/15/2035	10,000	10,468,137
Los Angeles (City of), CA Department of Water & Power; Series 2018 B, Ref. RB	4.00%	01/01/2022	1,000	1,019,568
Los Angeles (County of), CA; Series 2020 A, RN	4.00%	06/30/2021	30,000	30,095,187
Los Angeles Unified School District (Headquarters Building); Series 2012 B, Ref. COP	5.00%	10/01/2031	245	260,162
Mizuho Floater/Residual Trust; Series 2020, VRD RB (LOC - Mizuho Capital Markets LLC)(c)(d)(e)	0.23%	12/01/2036	21,000	21,000,000
Modesto (City of), CA (Golf Course Ref.); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	15	15,417
Napa Valley Unified School District; Series 2020, Ref. GO Bonds	5.00%	08/01/2021	200	200,700
Natomas Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(a)	5.95%	09/01/2021	115	116,585
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	195	195,487
Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(f)(g)	5.00%	05/01/2022	4,000	4,177,101
Riverside (City of), CA (Riverside Renaissance); Series 2008, Ref. VRD COP (LOC - Bank Of America, N.A.)(d)(e)	0.03%	03/01/2037	70,525	70,525,000
Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(g)	6.50%	12/01/2021	65	67,027
Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(a)	5.73%	08/15/2023	1,155	1,242,620
San Bernardino (County of), CA (Captial Facilities); Series 1992 B, COP(g)	6.88%	08/01/2024	1,650	1,833,669
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2021	530	536,212
San Juan Capistrano (City of), CA; Series 2011, RB	3.00%	08/01/2021	100	100,211
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2021	365	372,126
Saugus Union School District; Series 2013, Ref. RB	5.00%	09/01/2021	255	257,944
Southern California Tobacco Securitization Authority; Series 2019, Ref. RB	2.25%	06/01/2029	145	145,000
Tender Option Bond Trust; Series 2017-XF0576, VRD Ctfs.(c)(d)	0.37%	08/01/2046	4,000	4,000,000
Tender Option Bond Trust Receipts/Certificates;
Series 2017-XG0144, VRD Revenue Ctfs.(c)(d)	0.05%	11/01/2044	20,000	20,000,000
Series 2020-YX1135, VRD Revenue Ctfs.(c)(d)	0.05%	07/01/2044	10,440	10,440,000
West Contra Costa Unified School District; Series 2011, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2021	2,350	2,368,653
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2021	1,000	1,009,575
Westlands Water District;
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2023	15	15,046
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2024	5	5,015
Series 2012 A, Ref. RB(g)	5.00%	09/01/2021	250	253,002
Series 2012 A, Ref. RB(g)	5.00%	09/01/2022	250	265,037
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2011, RB(b)(g)	4.90%	06/01/2021	9,220	9,220,000
				286,587,922
Colorado–1.87%
Colorado (State of) Health Facilities Authority; Series 2005, VRD RB (LOC - UMB Bank, N.A.)(d)(e)	0.03%	01/01/2035	8,300	8,300,000
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2016 B, VRD RB(d)	0.02%	12/01/2045	20,100	20,100,000
Colorado (State of) Regional Transportation District (Fastracks); Series 2012 A, RB(b)(g)	5.00%	11/01/2022	5,400	5,774,552
Colorado Springs (City of), CO; Series 2006 B, VRD RB(d)	0.06%	11/01/2036	21,000	21,000,000
Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	1,215	1,316,516
Pueblo (County of), CO; Series 2005, Ref. COP	4.50%	12/01/2024	10	10,031
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	3.00%	12/01/2021	517	519,988
Town of Telluride Co.; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	12/01/2036	200	200,608
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	$ 200	$ 213,810
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2023	120	133,302
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2024	130	149,446
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2025	125	147,280
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2026	140	164,895
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2021	155	158,480
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2022	330	352,204
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2023	385	427,145
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2024	400	459,381
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2025	355	420,519
				59,848,157
Connecticut–1.62%
Connecticut (State of);
Series 2005 A, GO Bonds (SIFMA Municipal Swap Index + 1.80%)(h)	1.83%	06/21/2021	10,000	10,007,368
Series 2011 B, GO Bonds	5.00%	07/07/2021	500	502,376
Series 2011 D, GO Bonds	5.00%	11/01/2025	6,930	7,070,180
Series 2011 D, GO Bonds	5.00%	11/01/2027	250	255,057
Series 2011 D, GO Bonds	5.00%	11/01/2028	3,245	3,310,640
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,047,779
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2025	11,915	12,479,573
Series 2013 B, GO Bonds	5.00%	03/01/2027	5,050	5,454,806
Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	11,124,840
Connecticut (State of) Health & Educational Facilities Authority (Trinity College); Series 1998 F, RB (INS - NATL)(a)	5.50%	07/01/2021	190	190,807
Connecticut (State of) Housing Finance Authority; Series 2010, RB	5.00%	06/15/2030	305	305,538
New Haven (City of), CT; Series 2011 B, GO Bonds(b)(g)	4.50%	08/01/2021	25	25,177
Stamford (City of), CT; Series 2011, Ref. GO Bonds	4.00%	07/01/2021	195	195,619
Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	12/01/2023	5	5,014
				51,974,774
District of Columbia–0.31%
District of Columbia (KIPP Charter School); Series 2013, RB(g)	5.00%	07/01/2023	480	502,913
District of Columbia Housing Finance Agency; Series 2018 B-1, RB(b)	2.55%	03/01/2022	1,000	1,016,905
District of Columbia Water & Sewer Authority;
Series 1998, RB (INS - AGM)(a)	5.50%	10/01/2023	3,015	3,234,670
Series 2012 C, Ref. RB	5.00%	10/01/2028	380	404,026
Metropolitan Washington Airports Authority;
Series 2011 C, RB(f)	5.00%	10/01/2023	4,250	4,318,183
Series 2011 C, RB(f)	5.00%	10/01/2024	515	523,192
				9,999,889
Florida–2.53%
Atlantic Beach (City of), FL (Fleet Landing); Series 2018 B-2, RB	3.00%	11/15/2023	3,750	3,752,279
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	5.50%	10/01/2022	75	77,328
Broward (County of), FL (Parks & Land Preservation); Series 2012, Ref. GO Bonds	5.00%	01/01/2024	1,500	1,542,796
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	855	666,500
Central Florida Expressway Authority; Series 2019 B, RB	5.00%	07/01/2021	1,000	1,003,885
Citizens Property Insurance Corp.; Series 2015 A-1, RB	5.00%	06/01/2022	1,665	1,705,683
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(g)	6.88%	10/01/2022	3,140	3,312,334
Florida (State of) Municipal Power Agency (Stanton II); Series 2012 A, RB	5.00%	10/01/2024	1,695	1,801,701
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,860	1,937,780
Jacksonville (City of), FL (Better Jacksonville); Series 2012, Ref. RB	5.00%	10/01/2024	3,000	3,194,681
JEA (St. Johns River Power Park System);
Series 2012 6, RB	5.00%	10/01/2021	2,335	2,354,314
Series 2012 6, RB	4.00%	10/01/2032	100	100,203
JEA Electric System Revenue; Series 2008 3C-1, VRD RB(d)	0.03%	10/01/2034	33,930	33,930,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JEA Water & Sewer System; Series 2008 A-2, VRD RB(d)	0.04%	10/01/2038	$10,500	$ 10,500,000
Lee (County of), FL; Series 2010 A, Ref. RB (INS - AGM)(a)(f)	5.00%	10/01/2022	1,860	1,879,849
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2012, Ref. RB(b)(g)	5.00%	11/15/2022	2,415	2,585,276
Miami-Dade (County of), FL;
Series 2010 E, RB (INS - AGM)(a)	5.00%	04/01/2022	200	200,439
Series 2011, GO Bonds(b)(g)	5.00%	07/01/2021	5,055	5,075,110
Palm Bay (City of), FL; Series 2003 A, RB (INS - NATL)(a)	4.13%	07/01/2025	5	5,016
Port St. Lucie (City of), FL; Series 2005 A, RB (INS - NATL)(a)	4.38%	07/01/2023	5	5,015
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital);
Series 1997 A, RB (CPI Rate + 2.05%), (INS - NATL)(a)(h)	3.86%	10/01/2021	65	65,631
Series 1998 B, Ref. RB (INS - NATL)(a)	5.25%	07/01/2024	250	279,875
School District of Broward County; Series 2012 A, COP	5.00%	07/01/2024	600	630,283
St. Johns River Power Park; Series 2012, RB	5.00%	10/01/2022	2,000	2,017,074
Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2022	10	10,028
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2023	5	5,014
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.13%	08/01/2024	20	20,058
Tampa (City of), FL (Baycare Health System); Series 2012 A, RB	5.00%	11/15/2025	2,130	2,225,725
				80,883,877
Georgia–5.60%
Atlanta (City of) & Fulton (County of), GA Recreation Authority; Series 2007 A, RB (INS - NATL)(a)	4.13%	12/01/2022	5	5,014
Brookhaven (City of), GA Development Authority (Children’s Healthcare); Series 2019 D, VRD RB(d)	0.05%	07/01/2042	42,140	42,140,000
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 2013, Ref. RB(b)	2.93%	03/12/2024	7,000	7,467,997
Burke (County of), GA Development Authority (Oglethorpe Power Corp. Plant Vogtle); Series 2010, Ref. VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.05%	01/01/2037	10,000	10,000,000
Cedartown Polk (County of), GA Hospital Authority (Polk Medical Center); Series 2016, RB	5.00%	07/01/2034	460	528,862
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	40	40,123
Dalton (City of), GA Downtown Development Authority; Series 1996, Ctfs. (INS - NATL)(a)	5.50%	08/15/2026	3,450	3,845,367
Fulton (County of), GA Development Authority (Children’s Healthcare); Series 2008, Ref. VRD RB(d)	0.04%	07/01/2042	36,285	36,285,000
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(a)	5.00%	12/01/2023	55	55,190
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	1,780	1,928,028
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(b)	1.63%	10/01/2022	2,000	1,998,610
Main Street Natural Gas, Inc.;
Series 2018 A, RB(b)	4.00%	09/01/2023	36,595	39,449,630
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(b)(h)	0.81%	09/01/2023	1,000	1,005,593
Series 2018 C, RB(b)	4.00%	12/01/2023	3,700	4,016,529
Series 2018 D, RB (1 mo. USD LIBOR + 0.83%)(b)(h)	0.89%	12/01/2023	30,000	30,254,163
Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(a)	4.50%	09/01/2025	30	30,070
Private Colleges & Universities Authority; Series 2003, RB(b)(g)	5.25%	06/01/2021	280	280,000
				179,330,176
Hawaii–0.10%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co.); Series 2017, Ref. RB(f)	3.10%	05/01/2026	2,800	3,067,695
Illinois–7.45%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	210	250,078
Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.00%	01/01/2022	400	406,699
Centerpoint Intermodal Center Program Trust; Series 2004 A, RB(b)(c)	4.00%	12/15/2022	4,365	4,427,606
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds(g)	5.13%	01/01/2022	145	149,133
Series 1999, GO Bonds (INS - NATL)(a)(j)	0.00%	01/01/2024	6,110	5,911,006
Series 2008, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	905	908,132
Series 2008, Ref. RB (INS - AGM)(a)	5.25%	11/01/2033	3,905	3,917,774
Chicago (City of), IL (O’Hare International Airport); Series 2012 B, Ref. RB(f)	5.00%	01/01/2024	9,045	9,292,282
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(a)(j)	0.00%	12/01/2021	$ 2,000	$ 1,993,130
Series 1999 A, GO Bonds (INS - BHAC)(a)(j)	0.00%	12/01/2022	800	795,177
Series 2005 A, Ref. GO Bonds (INS - AMBAC)(a)	5.50%	12/01/2023	200	222,992
Chicago (City of), IL Transit Authority; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	06/01/2028	6,500	6,513,819
Chicago State University; Series 1998, RB (INS - NATL)(a)	5.50%	12/01/2023	1,320	1,421,325
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.40%	12/01/2022	300	300,758
Series 2004, GO Bonds (INS - NATL)(a)	4.50%	12/01/2023	630	631,651
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	350,932
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	451,201
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,072
Cook (County of), IL;
Series 2012 C, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2025	4,670	4,983,829
Series 2012, Ref. GO Bonds	5.00%	11/15/2024	3,000	3,202,852
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.00%	12/01/2021	1,800	1,836,803
Cook County Community High School District No. 233 Homewood-Flossmoor; Series 2013, GO Bonds	4.00%	12/01/2026	2,695	2,798,002
Du Page Cook & Will Counties Community College District No. 502;
Series 2011 A, GO Bonds	5.00%	06/01/2021	1,800	1,800,000
Series 2011 A, GO Bonds	5.00%	06/01/2021	1,300	1,300,000
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst; Series 2012, Ref. GO Bonds	4.00%	07/01/2021	1,000	1,003,132
Eastern Illinois University; Series 2005, RB (INS - AMBAC)(a)	4.13%	04/01/2022	105	105,065
Greater Chicago Metropolitan Water Reclamation District; Series 2011 B, GO Bonds	5.00%	12/01/2031	4,800	4,917,298
Illinois (State of);
Series 1992 P, RB(g)	6.50%	06/15/2022	45	46,128
Series 2011, RB	3.75%	06/15/2025	175	175,408
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2022	7,500	7,910,305
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,366,012
Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	12,965,748
Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,294,560
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	3,500	3,714,386
Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,545,280
Illinois (State of) Finance Authority;
Series 2013 A, RB	5.00%	07/01/2021	1,540	1,545,005
Series 2013 A, RB	5.00%	07/01/2022	1,000	1,043,459
Series 2013 A, RB	5.00%	07/01/2023	1,000	1,076,893
Series 2019 A, Ref. RB	4.00%	11/01/2021	375	378,973
Series 2019 A, Ref. RB	4.00%	11/01/2023	405	428,713
Series 2019 A, Ref. RB	5.00%	11/01/2025	440	501,687
Series 2019 A, Ref. RB	5.00%	11/01/2026	460	535,602
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2012, RB(b)(g)	5.00%	06/01/2022	18,080	18,966,533
Illinois (State of) Finance Authority (Ascension Health); Series 2012 A, RB(b)(g)	5.00%	11/15/2021	17,895	18,295,141
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	560	560,681
Illinois (State of) Finance Authority (Palos Hospital); Series 2010 C, RB	5.38%	05/15/2025	3,280	3,290,587
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	30	30,097
Illinois (State of) Medical District Commission; Series 2002, COP (INS - NATL)(a)	5.00%	06/01/2022	30	30,076
Illinois (State of) Regional Transportation Authority; Series 1991 A, RB (INS - NATL)(a)	6.70%	11/01/2021	450	462,184
Madison, Jersey, Macoupin, Calhoun, Morgan, Scott and Greene Counties Community College District No. 536 (Lewis and Clark Community College); Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2021	1,000	1,019,537
Melrose Park (Village of), IL; Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	1,700	1,741,872
Metropolitan Water Reclamation District of Greater Chicago; Series 2011 B, GO Bonds	5.00%	12/01/2022	100	102,352
Minooka (Village of), IL; Series 2011, Ref. GO Bonds	5.00%	01/01/2022	355	363,400
Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(a)	6.00%	06/01/2023	1,285	1,343,928
Riverdale (Village of), IL; Series 2003 E, Ref. GO Bonds (INS - AGM)(a)	4.80%	01/01/2023	55	55,122
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,710
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	11,356,611
Schaumburg (Village of), IL; Series 2012 A, Ref. GO Bonds	4.00%	12/01/2029	1,395	1,470,213
Southwestern Illinois Development Authority; Series 2013, RB(g)	6.38%	11/01/2023	835	906,182
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Tender Option Bond Trust;
Series 2016-XG0073, VRD Ctfs. (INS - AGM)(a)(c)(d)	0.16%	12/01/2039	$11,000	$ 11,000,000
Series 2018-XL0093, VRD Ctfs.(c)(d)	0.15%	01/01/2048	31,700	31,700,000
Series 2020-XM00917, VRD Ctfs.(c)(d)	0.18%	01/01/2037	8,920	8,920,000
Series 2020-XM00918, VRD Ctfs.(c)(d)	0.18%	07/01/2024	3,800	3,800,000
University of Illinois;
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2022	2,110	2,117,551
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,023,253
Series 2012 C, Ref. RB	5.00%	04/01/2025	700	710,591
University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(a)	4.65%	12/01/2023	30	30,097
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,041
Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(a)(j)	0.00%	11/01/2023	20,455	20,258,867
				238,334,533
Indiana–0.58%
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(f)	5.50%	02/01/2025	730	732,766
Gary (City of), IN Sanitary District; Series 2011 A, RB(b)(g)	5.05%	01/15/2022	8,335	8,587,233
Indiana (State of) Finance Authority; Series 2012, RB(g)	4.00%	03/01/2022	420	422,634
Indiana (State of) Finance Authority (CWA Authority); Series 2011 A, RB	5.25%	10/01/2026	1,750	1,780,707
Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2012, Ref. RB	5.00%	05/01/2024	1,030	1,077,618
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,828,075
Indianapolis Local Public Improvement Bond Bank; Series 2011 I, RB	5.00%	06/01/2021	1,000	1,000,000
Merrillville (Town of), IN; Series 2016, RB	5.05%	04/01/2026	485	498,641
Michigan City (City of), IN; Series 2016, RB	4.50%	01/01/2026	710	717,606
				18,645,280
Iowa–0.05%
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,500	1,516,669
Kansas–0.18%
Kansas (State of) Development Finance Authority (Adventist Health System/Subelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	5,605	5,860,207
Kentucky–0.86%
Jefferson County Capital Projects Corp.;
Series 2007 A, Ref. RB (INS - AGM)(a)	4.25%	06/01/2022	10	10,030
Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,071
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living); Series 2016 B-1, Ref. RB	3.25%	05/15/2022	1,165	1,165,001
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,881,211
Series 2018, RB	5.00%	05/01/2028	5,000	6,321,169
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(b)(h)	1.18%	06/01/2025	10,000	10,220,487
Kentucky (State of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2021	1,250	1,275,215
Kentucky Rural Water Finance Corp.;
Series 2003 A, Ref. RB (INS - NATL)(a)	4.75%	02/01/2028	10	10,023
Series 2008, Ref. RB	4.13%	02/01/2023	5	5,011
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District; Series 2011 A, RB	5.00%	05/15/2030	2,000	2,043,671
Louisville and Jefferson (County of), KY Metropolitan Sewer District; Series 2011 A, RB	5.00%	05/15/2023	500	510,918
				27,467,807
Louisiana–0.89%
Ernest N Morial New Orleans Exhibition Hall Authority; Series 2012, Ref. RB	5.00%	07/15/2026	570	599,923
Louisiana (State of); Series 2012 A-1, Ref. RB	4.00%	05/01/2028	10,765	11,146,333
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, Ref. RB	5.00%	01/01/2022	160	161,105
Series 2019 A, Ref. RB	5.00%	01/01/2023	170	172,991
Series 2019 A, Ref. RB	5.00%	01/01/2024	175	179,590
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Stadium & Exposition District; Series 2020, RB	5.00%	07/03/2023	$15,000	$ 16,069,923
				28,329,865
Maine–0.05%
Maine (State of) Educational Loan Authority; Series 2012 A-1, RB (INS - AGC)(a)(f)	4.75%	12/01/2024	1,550	1,639,843
Maryland–0.55%
Maryland (State of) Department of Transportation; Series 2016, Ref. RB	4.00%	09/01/2021	3,600	3,635,027
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	7,005	7,739,168
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	6,150	6,211,664
				17,585,859
Massachusetts–1.24%
Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(a)	4.75%	02/01/2024	35	35,118
Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD GO Bonds(d)	0.01%	12/01/2030	15,000	15,000,000
Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2030	770	816,174
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2000, RB	6.00%	08/01/2021	205	206,984
Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(h)	0.92%	11/15/2032	3,095	3,128,246
Series 2012 G, RB	5.00%	10/01/2022	2,000	2,031,583
Massachusetts (Commonwealth of) Educational Financing Authority; Series 2010 A, RB	5.50%	01/01/2022	5,625	5,694,535
Massachusetts (Commonwealth of) School Building Authority;
Series 2012 A, Ref. RB(b)(g)	5.00%	08/15/2022	680	719,701
Series 2012 A, Ref. RB(b)(g)	5.00%	08/15/2022	3,320	3,515,913
Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/2026	3,370	3,426,576
Massachusetts (State of) School Building Authority; Series 2012 A, Ref. RB	5.00%	08/15/2024	410	433,720
Metropolitan Boston Transit Parking Corp.;
Series 2011, RB	5.00%	07/01/2021	1,185	1,189,665
Series 2011, RB	5.00%	07/01/2021	2,405	2,414,469
Series 2011, RB	5.00%	07/01/2021	1,105	1,109,350
North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2023	10	10,028
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,070
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,043
Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2021	10	10,028
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.13%	09/15/2023	15	15,043
Series 2006, GO Bonds (INS - SGI)(a)	4.20%	11/01/2024	10	10,030
				39,807,276
Michigan–1.29%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	505	517,334
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	170	175,758
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. USD LIBOR + 0.60%), (INS -AGM)(a)(h)	0.74%	07/01/2032	7,825	7,836,859
Flat Rock (City of), MI Tax Increment Finance Authority; Series 2006 B, Ref. RB	4.75%	10/01/2021	10	10,031
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.); Series 2019 C-1, RB	3.00%	04/01/2022	7,250	7,191,691
Howell (Town of), MI; Series 2006, GO Bonds (INS - AGM)(a)	4.50%	06/01/2022	10	10,032
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2011 A, Ref. RB(b)(g)	5.50%	11/15/2021	12,375	12,679,718
Michigan (State of) Finance Authority; Series 2017, Ref. RB	5.00%	02/01/2022	605	616,651
Michigan (State of) Hospital Finance Authority (Mclaren Healthcare); Series 2012 A, Ref. RB	5.00%	06/01/2023	400	419,633
Muskegon Heights (City of), MI;
Series 2005, Ref. RB (INS - NATL)(a)	4.00%	11/01/2021	105	106,529
Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	187,959
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2024	1,400	1,421,825
Wayne (City of), MI; Series 2004, GO Bonds (INS - AMBAC)(a)	4.40%	10/01/2021	375	378,271
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(f)	5.00%	12/01/2028	9,050	9,698,488
				41,250,779
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.37%
Dakota (County of), MN Community Development Agency; Series 2018 B, RB(b)	3.80%	09/01/2021	$ 855	$ 854,480
Duluth Independent School District No. 709; Series 2016 A, Ref. COP	5.00%	02/01/2023	2,415	2,585,998
Minnesota (State of); Series 2012 B, Ref. RB	4.00%	03/01/2026	3,430	3,528,876
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	15,035
New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,014
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,028
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2016 A, Ref. RB	4.50%	07/01/2028	555	590,178
University of Minnesota; Series 1996 A, RB(g)	5.50%	07/01/2021	4,175	4,192,254
				11,781,863
Mississippi–0.23%
Mississippi (State of) Development Bank;
Series 2013 B, RB (INS - BAM)(a)	5.00%	10/01/2023	775	824,320
Series 2013, RB (INS - AGM)(a)	5.25%	12/01/2022	800	855,560
Mississippi Business Finance Corp.; Series 2006, RB	4.55%	12/01/2028	25	25,002
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	5,555	5,585,032
Mississippi Valley State University Educational Building Corp.; Series 2007, RB (INS - AMBAC)(a)	4.00%	03/01/2022	10	10,029
				7,299,943
Missouri–1.31%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	495	502,882
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	255	269,579
Missouri (State of) Health & Educational Facilities Authority;
Series 2003 C3, VRD RB(d)	0.05%	11/15/2039	36,415	36,415,000
Series 2017, Ref. RB	5.00%	04/01/2026	3,130	3,664,061
Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	50,051
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(j)	0.00%	06/01/2025	245	215,393
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	870	912,075
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2017, Ref. RB	3.00%	09/01/2022	45	46,056
				42,075,097
Montana–1.26%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Ctfs. (LOC - Mizuho Capital Markets LLC)(c)(d)(e)	0.33%	01/01/2034	40,375	40,375,000
Ravalli County School District No. 7; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	07/01/2023	10	10,028
				40,385,028
Nebraska–0.47%
Central Plains Energy Project (No. 4); Series 2018, RB(b)	5.00%	01/01/2024	13,500	14,970,106
Nevada–0.54%
Clark (County of), NV Department of Aviation; Series 2018 A, Ref. RB	5.00%	07/01/2021	13,205	13,256,736
Clark County School District; Series 2016 D, Ref. GO Bonds	5.00%	06/15/2021	3,000	3,005,216
Nevada (State of); Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	460	485,985
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(c)	2.50%	06/15/2024	520	526,876
				17,274,813
New Hampshire–0.00%
New Hampshire (State of) Health and Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2007 B, RB	5.00%	07/01/2023	100	100,308
New Hampshire (State of) Municipal Bond Bank; Series 2003 D, RB (INS - AGM)(a)	4.00%	08/15/2021	5	5,014
				105,322
New Jersey–8.35%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2027	250	304,128
Camden (County of), NJ Improvement Authority; Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,769,256
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Casino Reinvestment Development Authority;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	$ 1,000	$ 1,002,960
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,500	1,504,224
Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,817,819
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (ExxonMobil); Series 2003, Ref. VRD RB(d)	0.00%	01/01/2022	26,275	26,275,000
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2027	25,000	31,085,827
Series 2020 A, GO Bonds	5.00%	06/01/2028	10,000	12,735,090
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2025	1,500	1,770,994
Series 2016 A, Ref. RB(g)	5.00%	06/15/2025	1,000	1,180,460
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - NATL)(a)	5.25%	07/01/2025	6,840	8,147,487
Series 2004 A, RB(g)	5.25%	07/01/2025	820	975,664
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	3,010	3,368,506
Series 2005, Ref. RB (INS - AMBAC)(a)	5.50%	09/01/2024	6,000	6,997,961
Series 2012, Ref. RB	5.00%	06/15/2022	1,520	1,585,809
Series 2012, Ref. RB	5.00%	06/15/2023	6,500	6,776,288
Series 2013 NN, Ref. RB	5.00%	03/01/2023	2,000	2,164,244
Series 2013 NN, Ref. RB	5.00%	03/01/2025	3,000	3,245,402
Series 2017 A, Ref. RB(c)	3.50%	09/01/2022	10	10,109
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,670,986
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,135,562
New Jersey (State of) Health Care Facilities Financing Authority; Series 2013, Ref. RB	5.00%	09/15/2023	400	443,218
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas); Series 2012 A, Ref. RB	5.00%	07/01/2023	1,025	1,077,995
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2021	20,000	20,564,010
Series 2005 B, RB (INS - AMBAC)(a)	5.25%	12/15/2023	1,000	1,127,100
Series 2006 A, RB (INS - AMBAC)(a)	5.50%	12/15/2021	5,000	5,141,002
Series 2006 A, RB (INS - AGM)(a)	5.50%	12/15/2022	1,000	1,080,990
Series 2006 A, RB (INS - AGM)(a)	5.25%	12/15/2023	1,370	1,543,040
Series 2006, RB (INS - NATL)(a)	5.25%	12/15/2021	20,000	20,537,238
Series 2010 D, RB	5.25%	12/15/2023	4,505	5,071,776
Series 2011 B, RB	5.25%	06/15/2021	460	460,845
Series 2011 B, RB	5.25%	06/15/2021	3,000	3,005,510
Series 2012 A-A, RB	5.00%	06/15/2025	3,395	3,564,311
Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,983,833
Series 2018 A, Ref. RN	5.00%	06/15/2024	3,500	3,976,604
New Jersey Transportation Trust Fund Authority; Series 2012 A, RB	5.00%	06/15/2042	3,755	3,938,238
North Caldwell School District; Series 2010, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	02/15/2023	515	516,441
Salem (County of), NJ Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS - AGM)(a)	5.38%	08/15/2028	125	125,385
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(f)	5.00%	12/01/2023	1,040	1,097,488
Tender Option Bond Trust;
Series 2016-XF1059, VRD Ctfs. (INS - AMBAC)(a)(c)(d)	0.15%	12/15/2036	39,398	39,398,000
Series 2017-XF2482, VRD Ctfs. (INS - BAM)(a)(c)(d)	0.18%	03/01/2042	3,935	3,935,000
Union (County of), NJ Industrial Pollution Control Financing Authority (Exxon); Series 1994, Ref. VRD RB(d)	0.01%	07/01/2033	27,135	27,135,000
				267,246,800
New Mexico–0.19%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012 A, Ref. RB	4.75%	07/01/2022	1,060	1,086,141
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 C, RB	2.25%	07/01/2023	1,550	1,551,302
Series 2019 C, RB	2.38%	07/01/2024	1,550	1,551,323
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2024	105	116,775
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	182,299
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 B, RB	2.63%	05/15/2025	$ 1,000	$ 1,005,730
Series 2019, RB	2.25%	05/15/2024	600	602,589
University of New Mexico;
Series 1991, RB(g)	6.50%	06/01/2021	30	30,000
Series 1992 A, Ref. RB	6.00%	06/01/2021	95	95,000
				6,221,159
New York–14.09%
Battery Park (City of), NY Authority; Series 2019 D-1, Ref. VRD RB(d)	0.03%	11/01/2038	27,670	27,670,000
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2013, Ref. RB	5.00%	04/01/2022	450	461,505
Erie County Industrial Development Agency (The) (School District Buffalo); Series 2011 A, RB	5.25%	06/14/2021	1,440	1,442,471
Metropolitan Transportation Authority;
Series 2008 A-2B, Ref. VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.04%	11/01/2031	30,000	30,000,000
Series 2011 C, Ref. RB	5.00%	11/15/2027	3,400	3,465,164
Series 2012 C, Ref. RB	5.00%	11/15/2029	5,625	5,973,907
Series 2012 D, Ref. RB	5.00%	11/15/2028	14,985	15,894,339
Series 2012 F, Ref. RB	5.00%	11/15/2024	940	1,003,459
Series 2012 F, Ref. RB	5.00%	11/15/2027	10,000	10,622,290
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	132,726
Series 2015 E3, VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.01%	11/15/2050	34,935	34,935,000
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	619,951
Series 2016 D, Ref. RB	5.00%	11/15/2021	1,000	1,021,619
Series 2020 A-2, RB	4.00%	02/01/2022	1,225	1,255,544
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,450	1,613,391
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	166,764
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	4,039,488
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,338,050
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	743,065
Series 2018 B, Ref. RB	5.00%	11/15/2023	2,200	2,447,903
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	201,974
Nassau (County of), NY; Series 2021 A, GO Notes	2.00%	09/15/2021	45,515	45,763,371
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	3,000	3,068,982
Nassau Health Care Corp.; Series 2009 B, VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.05%	08/01/2029	12,030	12,030,000
New York (City of), NY;
Series 2005 E-3, VRD GO Bonds (LOC - Bank Of America N.A.)(d)(e)	0.04%	08/01/2034	10,735	10,735,000
Series 2011 A-1, GO Bonds(b)(g)	5.00%	08/01/2021	6,455	6,506,811
Series 2012 A-1, GO Bonds	5.00%	10/01/2022	9,070	9,659,525
Series 2013 E, GO Bonds	5.00%	08/01/2025	565	609,601
Series 2013 F, VRD GO Bonds(d)	0.01%	03/01/2042	50,000	50,000,000
Series 2018 A, Ref. GO Bonds	5.00%	08/01/2022	5,000	5,285,514
New York (City of), NY Municipal Water Finance Authority; Series 2006 CC-1, VRD RB(d)	0.05%	06/15/2038	51,025	51,025,000
New York (City of), NY Transitional Finance Authority; Series 2012 S-1, RB	5.00%	07/15/2029	400	421,276
New York (State of) Dormitory Authority;
Series 2012 B, RB	5.00%	03/15/2029	795	824,742
Series 2012, RB	5.00%	05/15/2023	4,635	4,850,622
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	380	380,602
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(a)	5.50%	07/01/2023	5,000	5,299,575
New York (State of) Housing Finance Agency; Series 2019 K, RB	1.45%	05/01/2023	2,375	2,393,168
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(d)	0.03%	11/01/2044	14,015	14,015,000
New York (State of) Housing Finance Agency (Green Bonds);
Series 2018 H, RB	2.65%	05/01/2022	610	623,732
Series 2018 H, RB	2.75%	11/01/2022	1,170	1,212,087
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,095	8,586,231
New York City Housing Development Corp.; Series 2013 A, RB	4.00%	07/01/2025	500	533,282
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2021	$ 350	$ 350,000
Series 2016 B, Ref. RB	5.00%	06/01/2022	300	313,936
Series 2016 B, Ref. RB	5.00%	06/01/2023	685	747,451
Series 2016 B, Ref. RB	5.00%	06/01/2026	460	558,683
New York Liberty Development Corp. (7 World Trade Center); Series 2012 1, Ref. RB	5.00%	09/15/2028	660	684,906
New York State Environmental Facilities Corp.; Series 2011 B, Ref. RB	5.00%	06/15/2028	3,000	3,010,516
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(f)	5.25%	08/01/2031	17,870	21,344,950
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	14,040	14,142,717
Series 2016, Ref. RB(f)	5.00%	08/01/2031	20,070	20,211,969
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2012, RB(b)(g)	5.00%	07/01/2022	2,610	2,745,739
Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	712,111
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(c)	5.00%	07/01/2022	108	108,452
Ramapo (Town of), NY; Series 2006, GO Bonds (INS - SGI)(a)	4.00%	08/01/2021	100	99,979
Suffolk (County of), NY; Series 2017 C, Ref. GO Bonds (INS - BAM)(a)	5.00%	02/01/2022	4,610	4,751,271
Suffolk (County of), NY Industrial Development Agency; Series 1996, Ref. RB(i)(k)	6.70%	12/31/2021	30	0
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island); Series 2011, Ref. RB	5.00%	07/01/2028	230	230,907
				450,886,318
North Carolina–4.93%
Charlotte (City of), NC; Series 2013 B, COP	3.00%	06/01/2022	910	911,882
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2011 A, RB	5.00%	07/01/2021	10,000	10,039,370
Charlotte-Mecklenburg Hospital Authority (The);
Series 2012 A, Ref. RB	5.00%	01/15/2027	2,000	2,063,435
Series 2012 A, Ref. RB	5.00%	01/15/2028	4,945	5,100,263
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(b)	5.00%	12/01/2028	6,000	7,754,448
North Carolina (State of) Medical Care Commission (Novant Health Group); Series 2004 A, VRD RB(d)	0.03%	11/01/2034	75,000	75,000,000
Raleigh (City of), NC; Series 2008 A, VRD RB(d)	0.04%	03/01/2035	23,190	23,190,000
Raleigh (City of), NC (Downtown Improvement); Series 2005 B-1, VRD COP(d)	0.05%	02/01/2034	28,750	28,750,000
University of North Carolina;
Series 2008 A, RB (INS - AGC)(a)	4.25%	10/01/2021	5	5,015
Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,031
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(b)(h)	0.46%	11/09/2022	4,900	4,910,447
				157,734,891
North Dakota–0.19%
Burleigh (County of), ND; Series 2018, RB	3.25%	11/01/2023	3,495	3,527,963
Fargo (City of), ND; Series 2010 C, Ref. GO Bonds	4.00%	05/01/2023	1,205	1,208,329
Grand Forks (City of), ND; Series 2012, RB	4.00%	12/01/2027	1,265	1,275,504
West Fargo (City of), ND; Series 2009, GO Bonds	4.10%	11/01/2022	100	100,281
				6,112,077
Ohio–0.44%
Akron (City of), OH; Series 2009, Ref. RB (INS - AGC)(a)	4.00%	03/01/2022	75	75,210
Cuyahoga (County of), OH (Convention Hotel); Series 2014, COP	5.00%	12/01/2025	1,805	2,017,007
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	1,310	1,314,621
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(f)	5.00%	12/01/2026	1,335	1,392,032
Franklin (County of), OH (Ohiohealth Corp.); Series 2013, Ref. RB	5.00%	05/15/2027	1,000	1,091,374
Greene (County of), OH; Series 2004 A, RB (INS - ACA)(a)	5.00%	09/01/2024	10	10,012
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(c)	5.00%	12/01/2023	3,000	3,173,120
Ohio (State of) Higher Educational Facility Commission;
Series 2006, RB (CPI Rate + 1.12%), (INS - AMBAC)(a)(h)	2.66%	12/01/2023	2,460	2,564,198
Series 2015, Ref. RB	6.00%	10/01/2021	615	617,107
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	730	731,079
Scioto (County of), OH; Series 2006, GO Bonds (INS - AGM)(a)	4.25%	12/01/2026	20	20,053
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	20	20,062
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Streetsboro City School District; Series 2016 A, Ref. GO Bonds	4.00%	12/01/2023	$ 915	$ 932,673
				13,958,548
Oklahoma–0.08%
McGee Creek Authority; Series 1992, RB (INS - NATL)(a)	6.00%	01/01/2023	250	264,804
Oklahoma (State of) Development Finance Authority; Series 2015, RB	5.00%	07/01/2025	1,875	2,025,611
Oklahoma (State of) Municipal Power Authority; Series 1992 B, RB(g)	5.75%	01/01/2024	150	170,998
				2,461,413
Oregon–0.14%
Metro; Series 2012 A, GO Bonds	5.00%	06/01/2025	4,120	4,321,859
Oregon Health & Science University; Series 1996 A, RB (INS - NATL)(a)(j)	0.00%	07/01/2021	40	39,995
				4,361,854
Pennsylvania–5.75%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	445	506,899
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $458,025)(l)	5.60%	07/01/2023	465	418,500
Berks (County of), PA Municipal Authority; Series 2015 XF2049, VRD Ctfs.(c)(d)	0.23%	11/01/2044	8,420	8,420,000
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2021	310	316,757
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2022	400	426,478
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2023	400	434,009
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2024	425	461,135
Delaware Valley Regional Finance Authority; Series 2007 C, RB (3 mo. USD LIBOR + 0.65%)(h)	0.74%	06/01/2027	37,870	37,870,045
Erie (County of), PA Hospital Authority (St. Mary’s Home Erie);
Series 2006 A, Ref. RB (INS - AGC)(a)	4.50%	07/01/2023	10	10,032
Series 2006 A, Ref. RB (INS - AGC)(a)	4.80%	07/01/2029	90	90,217
Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(b)(h)	1.12%	06/01/2024	14,600	14,785,483
Luzerne (County of), PA;
Series 2015 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2023	2,795	3,086,469
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2022	2,075	2,163,565
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2023	2,260	2,450,297
Monroeville Finance Authority; Series 2012, RB	5.00%	02/15/2030	1,350	1,428,948
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2022	1,380	1,448,100
Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,298,795
Pennsylvania (Commonwealth of) ; Series 2016, Ref. GO Bonds	5.00%	01/15/2022	2,960	3,048,786
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2010 B, RB	8.00%	05/01/2029	2,525	2,538,617
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(d)	0.12%	09/01/2045	58,030	58,030,000
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,727,144
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(h)	0.63%	12/01/2023	1,500	1,512,981
Series 2019, Ref. RB	5.00%	12/01/2022	5,325	5,716,585
Philadelphia (City of), PA Authority for Industrial Development;
Series 2013 A-1, RB	6.25%	06/15/2023	280	296,477
Series 2013, RB	5.00%	04/01/2033	1,765	1,871,146
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011 D, RB	5.00%	07/01/2025	5,300	5,326,371
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(a)(b)(h)	0.68%	12/01/2023	17,500	17,670,272
Pottsville (City of), PA Hospital Authority; Series 2014, RB(c)(g)	5.75%	07/01/2022	1,375	1,418,627
Sayre (City of), PA Health Care Facilities Authority; Series 2007, RB (3 mo. USD LIBOR + 0.78%)(h)	0.87%	12/01/2024	55	55,104
Tinicum (Town of) & Delaware (County of), PA Sewage Authority; Series 2003, RB (INS - AGM)(a)	4.25%	09/01/2022	450	451,333
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,116,922
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2024	$ 1,010	$ 1,150,669
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	1,160	1,407,002
				183,953,765
Puerto Rico–0.65%
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2027	500	513,418
Series 2007 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2023	30	30,805
Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.38%	07/01/2025	1,360	1,394,545
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(a)	5.00%	07/01/2026	100	102,684
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,909,898
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,506,888
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	500	513,418
Series 2008 WW, RB (INS - AGC)(a)	5.25%	07/01/2033	500	513,976
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2027	6,085	6,248,295
Series 2003 AA, Ref. RB (INS - AGM)(a)	4.95%	07/01/2026	210	214,364
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	475	487,747
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	5.25%	08/01/2021	1,380	1,387,794
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	605	611,520
Series 2005 A, RB (INS - AGM)(a)	5.00%	08/01/2022	195	200,233
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2004 K, Ref. RB (INS - AGM)(a)	5.25%	07/01/2027	265	272,407
Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	2,685	2,772,104
				20,680,096
Rhode Island–0.03%
Rhode Island (State of) Clean Water Finance Agency (Pooled Loan Issue); Series 2002 B, PCR	4.50%	10/01/2022	10	10,585
Rhode Island (State of) Student Loan Authority; Series 2013 A, RB(f)	3.25%	12/01/2022	700	701,297
Rhode Island Health and Educational Building Corp. (Brown University); Series 2011 A, Ref. RB	5.00%	09/01/2027	250	252,962
				964,844
South Carolina–0.74%
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	660,507
Greenville (City of), SC; Series 2012, Ref. RB	5.00%	05/01/2031	1,000	1,042,921
South Carolina (State of) Jobs-Economic Development Authority; Series 2006 A, RB (INS - NATL)(a)	4.25%	08/01/2024	25	25,066
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(d)	0.12%	05/01/2048	20,000	20,000,000
South Carolina (State of) Public Service Authority; Series 2015 C, Ref. RB	5.00%	12/01/2021	1,885	1,929,721
				23,658,215
Tennessee–1.07%
Columbia (City of), TN;
Series 2008, RB (INS - AGC)(a)	5.13%	12/01/2022	50	50,180
Series 2012, RB	5.00%	12/01/2032	1,000	1,023,674
Memphis (City of), TN; Series 2011, Ref. GO Bonds	5.00%	05/01/2029	500	501,716
Tennessee (State of) Local Development Authority; Series 2006, RB	4.13%	03/01/2023	5	5,014
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	2,350	2,379,112
Series 2006 A, RB	5.25%	09/01/2022	6,285	6,669,196
Series 2006 A, RB	5.25%	09/01/2023	2,725	3,014,393
Series 2006 A, RB	5.25%	09/01/2024	15,115	17,306,584
Series 2006 C, RB	5.00%	02/01/2022	3,090	3,185,745
				34,135,614
Texas–5.65%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	590	591,659
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	4.00%	06/15/2026	$ 530	$ 531,168
Austin (City of), TX; Series 2011, RB	4.00%	11/15/2024	465	472,986
Calhoun County Navigation Industrial Development Authority (Max Midstream Texas, LLC); Series 2020 A, RN(c)(f)	7.50%	07/27/2021	12,000	12,000,553
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.00%	08/15/2021	665	670,983
Dallas (City of), TX; Series 2012, Ref. GO Bonds	5.00%	02/15/2024	1,000	1,034,752
Dallas and Ft. Worth (Cities of), TX International Airport; Series 2013 A, RB(f)	5.00%	11/01/2028	560	596,691
Dallas Independent School District; Series 2011, Ref. GO Bonds	5.00%	06/01/2021	320	320,000
El Paso (County of), TX Hospital District; Series 2013, GO Ctfs.	5.00%	08/15/2025	675	733,954
Elgin (City of), TX; Series 2007, GO Ctfs.	4.40%	07/10/2021	275	276,245
Harris County Industrial Development Corp. (Exxon Mobil Corp.); Series 1984, VRD RB(d)	0.01%	03/01/2024	12,000	12,000,000
Houston (City of), TX;
Series 2020, RN	3.00%	06/30/2021	20,550	20,597,814
Series 2020, RN	4.00%	06/30/2021	2,200	2,206,890
Joint Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,304,776
Series 2015, Ref. RB	5.00%	12/01/2024	1,865	2,080,787
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	470	479,453
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/2024	500	522,422
Lower Colorado River Authority (LCRA Transmission Services); Series 2013, Ref. RB	5.00%	05/15/2024	1,000	1,045,138
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,082
Murphy (City of), TX; Series 2010, GO Bonds	4.00%	06/22/2021	585	586,263
New Hope Cultural Education Facilities Finance Corp.;
Series 2016 A, RB(g)	5.00%	04/01/2022	365	379,312
Series 2016 A, RB(g)	5.00%	04/01/2023	385	417,933
Series 2016 A, RB(g)	5.00%	04/01/2024	405	457,259
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus); Series 2017 A, RB(g)	4.00%	04/01/2023	1,295	1,384,622
North Texas Municipal Water District; Series 2012, Ref. RB	5.25%	09/01/2022	500	519,290
North Texas Tollway Authority; Series 2017 A, Ref. RB	5.00%	01/01/2026	1,000	1,075,745
Port Arthur (Port of), TX Navigation District; Series 2010 D, VRD RB(d)	0.08%	11/01/2040	20,000	20,000,000
Red River Health Facilities Development Corp.; Series 2012, RB	4.70%	01/01/2022	30	30,493
Robstown (City of), TX; Series 2009, GO Ctfs. (INS - AGM)(a)(j)	0.00%	03/01/2024	490	473,317
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	125	130,498
San Antonio (City of), TX; Series 2012, Ref. RB	5.00%	02/01/2025	810	855,855
Texas (State of); Series 2011, Ref. GO Bonds	5.00%	10/01/2023	4,220	4,288,702
Texas (State of) (Water Financial Assisstance); Series 2012 A, GO Bonds	5.00%	08/01/2030	850	856,661
Texas (State of) Municipal Power Agency; Series 2017, RB	5.00%	09/01/2025	750	752,496
Texas (State of) Transportation Commission State Highway Fund; Series 2014 B1, VRD RB(d)	0.06%	04/01/2032	46,830	46,830,000
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	23,815	27,926,553
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(h)	0.58%	09/15/2027	16,390	16,508,298
				180,969,650
Vermont–0.02%
Burlington (City of), VT; Series 2012 A, GO Bonds	5.00%	11/01/2021	200	203,992
Vermont (State of); Series 2012 E, GO Bonds	5.00%	08/15/2023	340	360,011
				564,003
Virgin Islands–0.04%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	750	771,882
Series 2013 B, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	590	628,426
				1,400,308
Virginia–0.71%
Bristol (City of), VA; Series 2001, Ref. RB(g)	5.00%	07/15/2021	10	10,058
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical); Series 2003 C, VRD RB(d)	0.04%	02/15/2038	$22,700	$ 22,700,000
				22,710,058
Washington–1.08%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,010	1,121,599
Energy Northwest (1); Series 2017 A, Ref. RB	5.00%	07/01/2028	310	325,924
Energy Northwest (Columbia Generating Station);
Series 2011 A, Ref. RB	5.00%	07/01/2021	2,295	2,304,035
Series 2011 A, Ref. RB	5.00%	07/01/2021	3,730	3,744,685
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,025
King & Snohomish Counties School District No. 417; Series 2007, Ref. GO Bonds (INS - NATL)(a)	4.25%	12/01/2021	5	5,015
Seattle (City of), WA; Series 2010 B, Ref. RB	5.00%	08/01/2023	755	757,686
Seattle (Port of), WA;
Series 2010 A, Ref. RB	5.00%	12/01/2023	1,020	1,022,206
Series 2010 B, Ref. RB	5.00%	06/01/2023	1,300	1,302,791
Series 2010 B, Ref. RB	5.00%	06/01/2030	1,680	1,683,365
Series 2012 A, Ref. RB	5.00%	08/01/2028	1,160	1,224,967
Series 2012 A, Ref. RB	5.00%	08/01/2029	9,205	9,720,532
Series 2012 A, Ref. RB	5.00%	08/01/2032	1,565	1,652,459
Series 2017 C, RB(f)	5.00%	05/01/2025	275	320,580
Washington (State of);
Series 2014 C, Ref. GO Bonds	5.00%	07/01/2023	3,205	3,529,604
Series 2016 R, Ref. GO Bonds	5.00%	08/01/2021	3,060	3,084,751
Washington (State of) (Senior 520 Corridor Program); Series 2012, RB	5.00%	09/01/2024	945	1,001,546
Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2012 A, RB	5.00%	10/01/2027	1,610	1,713,807
				34,535,577
West Virginia–0.57%
Monongalia (County of), WV Building Commission (Health System Obligated Group);
Series 2011, Ref. RB	5.75%	07/01/2025	50	50,201
Series 2011, Ref. RB	5.88%	07/01/2026	295	296,187
Roane (County of), WV Building Commission; Series 2019, Ref. RB	2.55%	11/01/2021	2,500	2,503,173
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System); Series 2018 E, Ref. VRD RB(d)	0.11%	06/01/2033	15,320	15,320,000
				18,169,561
Wisconsin–0.54%
Madison Metropolitan School District;
Series 2015, GO Bonds(b)(g)	4.00%	03/01/2022	1,450	1,491,450
Series 2015, GO Bonds	4.00%	03/01/2023	1,515	1,558,835
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(g)	5.50%	12/15/2026	3,360	4,039,890
Wisconsin (State of); Series 2018 A, COP	3.00%	03/01/2022	1,375	1,384,738
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp.); Series 2017, Ref. RB	5.00%	06/01/2021	1,005	1,005,000
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	2,003,490
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	3,000	3,003,155
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2021	1,130	1,157,211
Wisconsin (State of) Public Finance Authority;
Series 2014 A, RB(b)(g)	4.13%	10/01/2022	100	103,647
Series 2016 A, RB	4.00%	01/01/2024	240	237,618
Wisconsin Center District;
Series 1999, Ref. RB(g)	5.25%	12/15/2023	800	853,645
Series 1999, Ref. RB (INS - AGM)(a)	5.25%	12/15/2023	450	493,455
				17,332,134
TOTAL INVESTMENTS IN SECURITIES(m)–85.59% (Cost $2,694,552,488)					2,739,074,941
OTHER ASSETS LESS LIABILITIES–14.41%					461,144,533
NET ASSETS–100.00%					$3,200,219,474
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $247,556,151, which represented 7.74% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $370,500, which represented less than 1% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Restricted security. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,739,074,941	$0	$2,739,074,941
Invesco Short Term Municipal Fund